INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense related to intangible assets	$ 92,000	$ 29,000